Financial assets at amortized cost and other positions in scope of expected credit loss measurement	12 Months Ended
Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Note 10

Financial assets at amortized cost and other positions in

scope of expected credit loss measurement
The tables

below provide

information about

financial instruments

and certain

credit

lines that

are

subject to

expected
credit loss

(ECL) requirements

.

UBS’s ECL

disclosure segments

,

or “ECL

segments” are

aggregated portfolios

based on
shared

risk characteristics

and on

the same

or similar

rating methods

applied. The

key segments

are

presented

in the
table below.
›
Refer to Note 20 for more information about expected

credit loss measurement
Segment Segment description Description of credit risk sensitivity
Business division

Private clients with
mortgages
Lending to private clients secured by
owner-occupied real estate and
personal account overdrafts of those
clients
Sensitive to the Swiss GDP, interest rate
environment, unemployment levels, real
estate collateral values and other regional
aspects

– Personal & Corporate Banking
– Global Wealth Management
Real estate financing Rental or income-producing real estate financing to private and corporate
clients secured by real estate
Sensitive to Swiss GDP, unemployment
levels, the interest rate environment, real
estate collateral values and other regional
aspects

– Personal & Corporate Banking
– Global Wealth Management
– Investment Bank
Large corporate clients
Lending to large corporate and multi-
national clients
Sensitive to GDP developments,
unemployment levels, CDS indices,
seasonality, business cycles and collateral
values (diverse collateral, including real
estate and other collateral types)
– Personal & Corporate Banking
– Investment Bank
– Global Wealth Management
– Non-core and Legacy
SME clients Lending to small and medium-sized
corporate clients
Sensitive to GDP developments,
unemployment levels, the interest rate
environment and, to some extent,
seasonality, business cycles and collateral
values (diverse collateral, including real
estate and other collateral types)
– Personal & Corporate Banking
Lombard Loans secured by pledges of marketable
securities, guarantees and other forms
of collateral (including concentration in
hedge funds, private equity and unlisted
equities), as well as unsecured recourse
lending
Sensitive to equity and debt markets (e.g.,
changes in collateral values)
– Global Wealth Management
– Non-core and Legacy
Credit cards
Credit card solutions in Switzerland and
the US
Sensitive to unemployment levels – Personal & Corporate Banking
– Global Wealth Management
Commodity trade
finance
Working capital financing of commodity
traders, generally extended on a self-
liquidating transactional basis
Sensitive primarily to the strength of
individual transaction structures and
collateral values (price volatility of
commodities), as the primary source for
debt service is directly linked to the
shipments financed
– Personal & Corporate Banking
Consumer financing Consumer loans and car leasing Sensitive to unemployment levels – Personal & Corporate Banking
Ship financing
Ship financing mainly includes bulk
carriers, oil tankers, containers and
liquefied natural gas carriers
Sensitive to real GDP, earnings of tankers
and earnings of bulk carriers
– Global Wealth Management
– Non-core and Legacy
Aircraft financing Corporate aircraft financing Sensitive to collateral values – Global Wealth Management
– Non-core and Legacy
Financial intermediaries
and hedge funds
Lending to financial institutions and
pension funds, including exposures to
broker-dealers and clearing houses
Sensitive to GDP development, CDS
indices, the interest rate environment,
price and volatility risks in financial
markets, regulatory and political risk,

and
collateral values (diverse collateral,
including real estate and other collateral
types)
– Personal & Corporate Banking
– Investment Bank
– Global Wealth Management
– Non-core and Legacy
›
Refer to Note 20f for more details regarding sensitivity
The tables

below provide

ECL exposure

and ECL

allowance and

provision

information about

financial instruments

and
certain non-financial instruments that are

subject to ECLs.

USD m 31.12.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 314,148 314,025 18 0 106 (48) 0 (26) 0 (22)
Amounts due from banks 21,161 21,107 17 0 38 (12) (6) (1) 0 (5)
Receivables from securities financing transactions measured at amortized cost 99,039 99,039 0 0 0 (2) (2) 0 0 0
Cash collateral receivables on derivative instruments 50,082 50,082 0 0 0 0 0 0 0 0
Loans and advances to customers 639,844 611,019 24,408 2,869 1,548 (1,698) (423) (289) (862) (123)
of which: Private clients with mortgages 268,616 256,614 10,695 929 378 (209) (62) (97) (39) (11)
of which: Real estate financing 97,817 92,084 5,367 270 97 (103) (41) (31) (21) (11)
of which: Large corporate clients 30,084 25,671 3,182 700 532 (575) (105) (70) (312) (89)
of which: SME clients 25,957 22,155 2,919 754 129 (402) (71) (42) (277) (13)
of which: Lombard 156,353 156,299 3 50 0 (41) (13) (11) (17) 0 of which: Credit cards 2,041 1,564 438 39 0 (42) (6) (11) (24) 0 of which: Commodity trade finance 5,727 5,662 25 22 18 (130) (18) (1) (111) 0 of which: Ship / aircraft financing 9,214 8,920 273 4 17 (51) (48) (3) 0 (1)
of which: Consumer financing 2,982 2,795 92 38 57 (59) (22) (17) (20) 0
Other financial assets measured at amortized cost 65,498 64,311 968 158 61 (151) (41) (10) (94) (5)
of which: Loans to financial advisors 2,615 2,422 79 114 0 (49) (4) (1) (44) 0
Total financial assets measured at amortized cost 1,189,773 1,159,583 25,410 3,027 1,753 (1,911) (473) (326) (956) (156)
Financial assets measured at fair value through other comprehensive income 2,233 2,233 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,192,006 1,161,816 25,410 3,027 1,753 (1,911) (473) (326) (956) (156)
of which: Credit Suisse
2
443,354 433,789 6,935 878 1,753 (855) (277) (109) (314) (156)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 46,191 44,487 1,495 151 58 (73) (28) (22) (23) 0
of which: Large corporate clients 9,267 8,138 1,023 89 17 (31) (11) (13) (7) 0 of which: SME clients 2,839 2,469 337 31 2 (14) (4) (5) (5) 0 of which: Financial intermediaries and hedge funds

22,922 22,876 46 0 0 (12) (8) (3) 0 0
of which: Lombard 5,045 5,045 0 0 0 (1) 0 0 (1) 0
of which: Commodity trade finance 2,037 2,027 9 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 91,643 87,080 4,297 218 48 (178) (117) (51) (14) 4
of which: Large corporate clients 50,696 46,708 3,881 59 48 (149) (94) (41) (12) (2)
Forward starting reverse repurchase and securities borrowing agreements 18,444 18,444 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 163,256 160,456 2,654 146 0 (95) (78) (17) 0 0 of which: Real estate financing 15,846 15,033 813 0 0 (14) (11) (3) 0 0 of which: Large corporate clients 17,139 16,678 454 8 0 (23) (17) (6) 0 0 of which: SME clients 11,658 11,253 375 29 0 (38) (33) (5) 0 0 of which: Lombard 77,618 77,618 0 1 0 0 0 0 0 0
of which: Credit cards 10,458 9,932 522 4 0 (10) (8) (2) 0 0
Irrevocable committed prolongation of existing loans 4,608 4,593 11 4 0 (4) (4) 0 0 0
Total off-balance sheet financial instruments and other credit lines 324,141 315,060 8,456 519 106 (350) (226) (90) (37) 3
Total allowances and provisions (2,261) (700) (416) (993) (153)
of which: Credit Suisse
2
187,519 183,235 3,894 285 106 (1,018) (392) (143) (330) (153)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2

Refer to Note 2 for more information about the acquisition of the
Credit Suisse Group.

USD m 31.12.22
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 169,445 169,402 44 0 (12) 0 (12) 0
Amounts due from banks 14,792 14,792 1 0 (6) (5) (1) 0
Receivables from securities financing transactions measured at amortized cost
67,814 67,814 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 35,032 35,032 0 0 0 0 0 0
Loans and advances to customers 387,220 370,095 15,587 1,538 (783) (129) (180) (474)
of which: Private clients with mortgages 156,930 147,651 8,579 699 (161) (27) (107) (28)
of which: Real estate financing 46,470 43,112 3,349 9 (41) (17) (23) 0 of which: Large corporate clients 12,226 10,733 1,189 303 (130) (24) (14) (92)
of which: SME clients 13,903 12,211 1,342 351 (251) (26) (22) (203)
of which: Lombard 132,287 132,196 0 91 (26) (9) 0 (17)
of which: Credit cards 1,834 1,420 382 31 (36) (7) (10) (19)
of which: Commodity trade finance 3,272 3,261 0 11 (96) (6) 0 (90)
Other financial assets measured at amortized cost 53,264 52,704 413 147 (86) (17) (6) (63)
of which: Loans to financial advisors 2,611 2,357 128 126 (59) (7) (2) (51)
Total financial assets measured at amortized cost 727,568 709,839 16,044 1,685 (889) (154) (199) (537)
Financial assets measured at fair value through other comprehensive income 2,239 2,239 0 0 0 0 0 0
Total on-balance sheet financial assets within the scope of ECL requirements 729,807 712,078 16,044 1,685 (889) (154) (199) (537)
Total exposure ECL provisions
Off-balance sheet (within the scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,167 19,805 2,254 108 (48) (13) (9) (26)
of which: Large corporate clients 3,663 2,883 721 58 (26) (2) (3) (21)
of which: SME clients 1,337 1,124 164 49 (5) (1) (1) (3)
of which: Financial intermediaries and hedge funds

11,833 10,513 1,320 0 (12) (8) (4) 0
of which: Lombard 2,376 2,376 0 1 (1) 0 0 (1)
of which: Commodity trade finance 2,121 2,121 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,996 37,531 2,341 124 (111) (59) (52) 0 of which: Large corporate clients 23,611 21,488 2,024 99 (93) (49) (45) 0
Forward starting reverse repurchase and securities borrowing agreements 3,801 3,801 0 0 0 0 0 0
Committed unconditionally revocable credit lines

41,390 39,521 1,833 36 (40) (32) (8) 0
of which: Real estate financing 8,711 8,528 183 0 (6) (6) 0 0 of which: Large corporate clients 4,578 4,304 268 5 (4) (1) (2) 0 of which: SME clients 4,723 4,442 256 26 (19) (16) (3) 0
of which: Lombard 7,855 7,854 0 1 0 0 0 0
of which: Credit cards 9,390 8,900 487 3 (7) (5) (2) 0
of which: Commodity trade finance 327 327 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,696 4,600 94 2 (2) (2) 0 0
Total off-balance sheet financial instruments and credit lines 112,050 105,258 6,522 270 (201) (106) (69) (26)
Total allowances and provisions (1,091) (259) (267) (564)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.
Coverage ratios are

calculated for

the core loan

portfolio by taking

ECL allowances

and provisions

divided by the

gross
carrying amount

of the

exposures. Core

loan exposure

is defined

as the

sum of
Loans and

advances to

customers

and
Loans to financial advisors
.

These ratios are influenced by the following key factors:

–
Lombard loans are generally secured with marketable securities in portfolios that are, as a rule, highly diversified,

with
strict lending policies that are intended to ensure that

credit risk is minimal under most circumstances;

–
mortgage loans

to private

clients and real

estate financing

are controlled

by conservative

eligibility criteria,

including
low loan-to-value ratios and strong debt service capabilities;
–
the amount of unsecured retail lending (including credit cards and consumer financing)

is not material;

– lending in Switzerland includes government-backed COVID-19 loans;
–
contractual

maturities

in

the

loan portfolio,

which

are

a

factor

in the

calculation

of

ECLs, are

generally

short,

with
Lombard lending

typically having

average

contractual

maturities of

12 months

or less,

real estate

lending generally
between two

and three

years in

Switzerland,

with long

dated maturities

in the

US, and

corporate lending

between
one and two years with related loan commitments up to

four years; and

–
write-offs of

ECL allowances against

the gross

loan balances

when all

or part

of a

financial asset

is deemed

uncollectible
or forgiven, reduces the coverage ratios.
The total combined on- and off-balance sheet coverage ratio was 22 basis points as of 31 December 2023,
1

basis point
higher than

on 31 December

2022. The

combined stage 1

and 2 ratio

of
11

basis points,
1

basis point

higher than

on
31 December 2022;

the stage 3

ratio was
21%, 1

percentage point

lower than

as of

31 December 2022,

and the

PCI
ratio was 7%.

31.12.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 268,825 256,675 10,792 968 389 8 2 90 6 399 283
Real estate financing 97,920 92,124 5,398 290 108 11 4 57 7 713 980
Total real estate lending 366,745 348,800 16,190 1,258 497 9 3 79 6 472 434
Large corporate clients 30,660 25,775 3,252 1,012 620 188 41 215 60 3,083 1,429
SME clients 26,359 22,226 2,961 1,031 142 153 32 141 45 2,689 893
Total corporate lending 57,019 48,001 6,213 2,042 762 172 37 180 53 2,884 1,329
Lombard 156,394 156,312 15 67 0 3 1 7,616 2 2,487 0
Credit cards 2,083 1,571 449 63 0 200 40 253 87 3,801 0
Commodity trade finance 5,858 5,681 26 133 18 223 32 365 34 8,333 6
Ship / aircraft financing 9,265 8,968 276 4 17 56 54 99 55 0 315
Consumer financing 3,041 2,817 110 58 57 195 79 1,559 135 3,422 7
Other loans and advances to customers 41,136 39,293 1,419 105 320 21 10 39 11 3,981 0
Loans to financial advisors 2,665 2,426 80 159 0 185 17 122 20 2,793 0
Total other lending 220,442 217,068 2,373 589 412 21 7 210 9 4,376 8
Total
1
644,206 613,869 24,777 3,889 1,671 27 7 117 11 2,329 737
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 9,782 9,505 261 15 0 6 5 27 6 40 0
Real estate financing 17,107 16,281 826 0 0 9 8 44 9 0 0
Total real estate lending 26,889 25,786 1,088 15 0 8 7 40 8 40 0
Large corporate clients 77,103 71,524 5,357 157 65 26 17 111 24 1,217 242
SME clients 16,762 15,868 812 80 2 40 29 196 37 640 0
Total corporate lending 93,865 87,392 6,170 236 67 29 19 122 26 1,022 221
Lombard 86,173 86,173 0 1 0 0 0 0 0 0 0
Credit cards 10,458 9,932 522 4 0 10 8 35 10 0 0
Commodity trade finance 4,640 4,628 13 0 0 6 5 151 6 0 0
Ship / aircraft financing 1,053 1,053 0 0 0 26 26 0 26 0 0
Consumer financing 153 153 0 0 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 42,578 42,325 253 0 0 3 3 142 3 0 0
Other off-balance sheet commitments 39,887 39,174 411 263 39 7 4 111 5 453 0
Total other lending 184,944 183,438 1,199 268 39 3 2 85 3 486 0
Total
2
305,697 296,616 8,456 519 106 11 8 107 10 717 0
Total on- and off-balance sheet
3
949,904 910,485 33,233 4,408 1,777 22 7 114 11 2,140 675
1 Includes Loans and advances

to customers and Loans

to financial advisors,

which are presented on

the balance sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

31.12.22
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 157,091 147,678 8,686 727 10 2 123 9 381
Real estate financing 46,511 43,129 3,372 9 9 4 70 9 232
Total real estate lending 203,602 190,807 12,059 736 10 2 108 9 379
Large corporate clients 12,356 10,757 1,204 395 105 22 120 32 2,325
SME clients 14,154 12,237 1,364 553 177 22 161 36 3,664
Total corporate lending 26,510 22,994 2,567 949 144 22 142 34 3,106
Lombard 132,313 132,205 0 108 2 1 0 1 1,580
Credit cards 1,869 1,427 393 50 190 46 256 91 3,779
Commodity trade finance 3,367 3,266 0 101 285 18 0 18 8,901
Other loans and advances to customers 20,342 19,525 748 68 21 7 38 8 3,769
Loans to financial advisors 2,670 2,364 130 176 221 28 124 33 2,870
Total other lending 160,561 158,787 1,270 503 16 3 114 4 4,016
Total
1
390,672 372,588 15,896 2,188 22 4 114 8 2,398
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,535 6,296 236 3 5 4 18 4 1,183
Real estate financing 10,054 9,779 275 0 6 7 0 6 0
Total real estate lending 16,589 16,075 511 3 6 6 2 6 1,288
Large corporate clients 32,126 28,950 3,013 163 38 18 165 32 1,263
SME clients 7,122 6,525 499 98 47 30 214 43 304
Total corporate lending 39,247 35,475 3,513 260 40 20 172 34 903
Lombard 12,919 12,918 0 1 2 1 0 1 0
Credit cards 9,390 8,900 487 3 7 5 36 7 0
Commodity trade finance 2,459 2,459 0 0 3 3 0 3 0
Financial intermediaries and hedge funds 15,841 14,177 1,664 0 9 7 25 9 0
Other off-balance sheet commitments 11,803 11,454 346 3 11 8 68 9 0
Total other lending 52,412 49,907 2,498 7 7 5 33 6 0
Total
2
108,249 101,457 6,522 270 19 10 106 16 980
Total on- and off-balance sheet
3
498,921 474,045 22,418 2,458 21 5 112 10 2,242
1 Includes Loans

and advances to

customers and Loans

to financial advisors,

which are presented

on the balance

sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).